9. Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

NOTE 9. ACCOUNT PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2020, and December 31, 2019.

	September 30, 2020	December 31, 2019
Accounts payable and accrued expenses	$1,244,678	$902,854
Accrued interest (a)	102,253	27,630
Accrued legal settlement (b)	190,000	190,000
Total accounts payable and accrued liabilities	$1,536,931	$1,120,484

(a)	Represents interest accrued on the outstanding convertible notes and other notes -see Notes 11 and 12.

(b)	The Company had previously been a party to an action filed by Gary M. Cohen, a former officer and director of the Company in 2014. In March 2015, the Company entered into a Settlement Agreement with Mr. Cohen wherein the Company agreed to repurchase 2,250,000 shares of its Common Stock from Mr. Cohen in consideration for $350,000. Mr. Cohen passed away while there was a remaining balance of $190,000 remaining to be paid in accordance with the Settlement Agreement. The Company has taken the position that his death has discharged any obligation the Company might have to make the balance of the payments. The Company has not received any demand for payment or otherwise been involved in any attempt to collect this balance for a period of greater than two years prior to the date of this Report.

NOTE 9.	ACCOUNT PAYABLE AND ACCRUED LIABILITIES

Accounts payables are recognized initially at the transaction price and subsequently measured at the undiscounted amount of cash or other consideration expected to be paid. Accrued expenses are recognized based on the expected amount required to settle the obligation or liability.

The following table sets forth the components of the Company’s accrued liabilities on December 31, 2019, and December 31, 2018.

	December 31, 2019	December 31, 2018

Accounts payable and accrued expenses	$902,854	$766,203
Accrued interest (a)	27,630	68,052
Mortgages payable (b)	–	476,450
Accrued legal settlement (c)	190,000	190,000
Total accounts payable and accrued liabilities	$1,120,484	$1,500,705

(a)	Represents interest accrued on the outstanding convertible notes -see Note 12, Notes Payable

(b)	Pursuant to the acquisition of AMS, the Company assumed the mortgage on the construction in progress. The mortgage was an interest-only instrument at an interest rate of 15% due and payable on December 31, 2019. In July 2019, the Company paid off the mortgage from the proceeds of a USD$1.0 million one year 12% Note with Koze Investments. See Note 12, Notes Payable. As a condition for entering into the Note, Koze required the Company to prepay approximately $60,000, or six months' worth of interest. There was no prepaid interest on the Note as of December 31, 2019.

(c)	The Company had previously been a party to an action filed by Gary M. Cohen, a former officer and director of the Company in 2014. In March 2015, the Company entered into a Settlement Agreement with Mr. Cohen wherein the Company agreed to repurchase 2,250,000 shares of its Common Stock from Mr. Cohen in consideration for $350,000. Mr. Cohen passed away while there was a remaining balance of $190,000 remaining to be paid in accordance with the Settlement Agreement. The Company has taken the position that his death has discharged any obligation the Company might have to make the balance of the payments. The Company has not received any demand for payment or otherwise been involved in any attempt to collect this balance for a period of greater than two years prior to the date of this Report.